EQUITY AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
Equity And Earnings Per Share
EQUITY AND EARNINGS PER SHARE
12.	EQUITY AND EARNINGS PER SHARE

Earnings per Share

Newcastle is required to present both basic and diluted earnings per share (“EPS”).  Basic EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding during each period.  Diluted EPS is calculated by dividing net income (loss) applicable to common stockholders by the weighted average number of shares of common stock outstanding plus the additional dilutive effect of common stock equivalents during each period. Newcastle’s common stock equivalents are its stock options. During 2012 and 2011, based on the treasury stock method, Newcastle had 1,620,043 and 6,324 dilutive common stock equivalents, respectively, resulting from its outstanding options. During 2010, Newcastle had no dilutive common stock equivalents (common stock equivalents are not dilutive in periods of net loss or when all of the exercise prices exceed the current market price). Net income (loss) applicable to common stockholders is equal to net income (loss) less preferred dividends, plus the excess of the carrying amount of exchanged preferred stock over the fair value of consideration paid (see “Preferred Stock” below).

In June 2012, Newcastle filed a shelf registration statement with the SEC covering common stock, preferred stock, depositary shares, debt securities and warrants.

Common Stock Offerings

In March 2011, Newcastle issued 17,250,000 shares of its common stock in a public offering at a price to the public of $6.00 per share for net proceeds of approximately $98.4 million. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 1,725,000 shares of Newcastle’s common stock at the public offering price, which were valued at approximately $7.0 million as of the grant date.

In September 2011, Newcastle issued 25,875,000 shares of its common stock in a public offering at a price to the public of $4.55 per share for net proceeds of approximately $112.3 million. Certain principals of Fortress and officers of Newcastle participated in this offering and purchased an aggregate of 1,314,780 shares at the offering price. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,587,500 shares of Newcastle’s common stock at the public offering price, which were valued at approximately $5.6 million as of the grant date.

In April 2012, Newcastle issued 18,975,000 shares of its common stock in a public offering at a price to the public of $6.22 per share for net proceeds of approximately $115.2 million. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 1,897,500 shares of Newcastle’s common stock at the public offering price, which had a fair value of approximately $5.6 million as of the grant date.

In May 2012, Newcastle issued 23,000,000 shares of its common stock in a public offering at a price to the public of $6.71 per share for net proceeds of approximately $152.0 million. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,300,000 shares of Newcastle’s common stock at the public offering price, which had a fair value of approximately $7.6 million as of the grant date.

In July 2012, Newcastle issued 25,300,000 shares of its common stock in a public offering at a price to the underwriters of $6.63 per share for net proceeds of approximately $167.4 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 450,000 shares at a price of $6.70 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,530,000 shares of Newcastle’s common stock at a price of $6.70, which had a fair value of approximately $8.3 million as of the grant date.

In January 2013, Newcastle issued 57,500,000 shares of its common stock in a public offering at a price to the public of $9.35 per share for net proceeds of approximately $526.2 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 213,900 shares at a price of $9.35 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 5,750,000 shares of Newcastle’s common stock at a price of $9.35, which had a fair value of approximately $18.0 million as of the grant date.

In February 2013, Newcastle issued 23,000,000 shares of its common stock in a public offering at a price to the underwriters of $10.34 per share for net proceeds of approximately $237.4 million. Certain principals of Fortress participated in this offering and purchased an aggregate of 191,000 shares at a price of $10.48 per share. For the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, in connection with this offering, Newcastle granted options to the Manager to purchase 2,300,000 shares of Newcastle’s common stock at a price of $10.48, which had a fair value of approximately $8.4 million as of the grant date.

Option Plan

In May 2012, Newcastle (adopted by the board of directors with the approval of the shareholders) adopted the 2012 Newcastle Nonqualified Stock option and Incentive Plan, or the “2012 Plan.”  The 2012 Plan is the successor to the Newcastle Option Plan for officers, directors, consultants and advisors, including the Manager and its employees, and is intended to facilitate the continued use of long-term equity-based awards and incentives for the benefit of the service providers to Newcastle and its Manager.  All outstanding options granted under the Stock Incentive Plan will continue to be subject to the terms and conditions as set forth in the agreements evidencing such options and the terms of the Newcastle Option Plan. The maximum number of shares available for issuance in the aggregate over the ten-year term of the 2012 Plan is equal to 20,000,000 shares. Newcastle’s Board may also determine to issue options to the Manager that are not subject to the Newcastle Option Plan, provided that the number of shares underlying any options granted to the Manager in connection with capital raising efforts would not exceed 10% of the shares sold in such offering and would be subject to New York Stock Exchange rules.

In June 2002, Newcastle (with the approval of the board of directors) adopted a nonqualified stock option and incentive award plan (the "Newcastle Option Plan’’) for officers, directors, consultants and advisors, including the Manager and its employees.

Upon joining the board, the non-employee directors were, in accordance with the Newcastle Option Plan, automatically granted options to acquire an aggregate of 20,000 shares of common stock.  The fair value of such options was not material at the date of grant.

Through December 31, 2012, for the purpose of compensating the Manager for its successful efforts in raising capital for Newcastle, the Manager has been granted options representing the right to acquire 14,563,727 shares of common stock, with strike prices subject to adjustment as necessary to preserve the value of such options in connection with the occurrence of certain events (including capital dividends and capital distributions made by Newcastle). These options represented an amount equal to 10% of the shares of common stock of Newcastle sold in its public offerings and the value of such options was recorded as an increase in stockholders’ equity with an offsetting reduction of capital proceeds received.  The options granted to the Manager, which may be assigned by Fortress to its employees, were fully vested on the date of grant and one thirtieth of the options become exercisable on the first day of each of the following thirty calendar months, or earlier upon the occurrence of certain events, such as a change in control of Newcastle or the termination of the Management Agreement.  The options expire ten years from the date of issuance.

Newcastle’s outstanding options were summarized as follows:

	December 31, 2012			December 31, 2011
	Issued Prior to 2011	Issued in 2011 and 2012	Total	Issued Prior to 2011	Issued in 2011	Total
Held by the Manager	1,751,172	7,934,166	9,685,338	1,686,447	4,312,500	5,998,947
Issued to the Manager and subsequently transferred to certain of Manager’s employees	701,937	3,010,000	3,711,937	798,162	—	798,162
Issued to the independent directors	10,000	2,000	12,000	14,000	2,000	16,000
Total	2,463,109	10,946,166	13,409,275	2,498,609	4,314,500	6,813,109

The following table summarizes Newcastle’s outstanding options at December 31, 2012. Note that the last sales price on the New York Stock Exchange for Newcastle’s common stock in the year ended December 31, 2012 was $8.68 per share.

Recipient	Date of Grant/Exercise	Number of Options	Options Exercisable at December 31, 2012	Weighted Average Exercise Price (A)	Fair Value At Grant Date (Millions) (B)		Intrinsic Value at December 31, 2012 (millions)
Directors	Various	20,000	12,000	$17.07	Not Material		—
Manager (C)	2002 - 2007	3,523,727	2,453,109	$26.87	$6.4		—
Manager (C)	Mar-11	1,725,000	1,207,500	$6.00	$7.0	(F)	$4.5
Manager (C)	Sep-11	2,587,500	1,293,750	$4.55	$5.6	(G)	$10.5
Manager (C)	Apr-12	1,897,500	506,000	$6.22	$5.6	(H)	$4.7
Manager (C)	May-12	2,300,000	536,667	$6.71	$7.6	(I)	$4.5
Manager (C)	Jul-12	2,530,000	421,667	$6.70	$8.3	(J)	$5.0
Exercised (D)	Prior to 2008	(1,043,118)	N/A	$15.70	N/A		N/A
Exercised (E)	Oct-12	(95,834)	N/A	$5.28	N/A		N/A
Expired unexercised	2002	(35,500)	N/A	N/A	N/A		N/A
Outstanding		13,409,275	6,430,693

(A)
The strike prices are subject to adjustment in connection with return of capital dividends. A portion of Newcastle’s 2008 dividends was deemed return of capital dividends. The effect on the strike prices was not significant. As of December 31, 2012, the weighted average strike price of the outstanding options issued prior to 2011 was $26.84.

(B)
The fair value of the options was estimated using an option valuation model.  Since the Newcastle Option Plan has characteristics significantly different from those of traded options, and since the assumptions used in such model, particularly the volatility assumption, are subject to significant judgment and variability, the actual value of the options could vary materially from management’s estimate.  The volatility assumption for these options was estimated based primarily on the historical volatility of Newcastle’s common stock and management’s expectations regarding future volatility.  The expected life assumption for options issued prior to 2011 was estimated based on the simplified term method. This simplified method was used because Newcastle did not have sufficient historical data to conclude on the appropriate expected life of its options and because historical data to date was consistent with the simplified term method. The expected life assumption for options issued in 2011 and 2012 was estimated based primarily on the historical expected life of applicable previously issued options.

(C)	The Manager assigned certain of its options to Fortress’s employees as follows:

Date of Grant	Range of Strike Prices	Total Unexercised Inception to Date
2003	$20.35-$22.85	164,197
2004	$25.75-$31.40	226,125
2005	$29.60	89,925
2006	$29.42	48,875
2007	$27.75-$31.30	172,815
2011	$4.55-$6.00	1,460,000
2012	$6.22-$6.71	1,550,000
	Total	3,711,937

(D)
670,620 of the total options exercised were by the Manager. 368,498 of the total options exercised were by employees of Fortress subsequent to their assignment. 4,000 of the total options exercised were by directors.

(E)	Exercised by employees of Fortress subsequent to their assignment. The options exercised had an intrinsic value of $0.2 million.
(F)	The assumptions used in valuing the options were: a 1.7% risk-free rate, 107.8% volatility and a 3.3 year expected term.
(G)	The assumptions used in valuing the options were: a 1.13% risk-free rate, 13.2% dividend yield, 151.1% volatility and a 4.6 year expected term.
(H)	The assumptions used in valuing the options were: a 1.3% risk-free rate, 12.9% dividend yield, 149.4% volatility and a 4.7 year expected term.
(I)	The assumptions used in valuing the options were: a 1.05% risk-free rate, 11.9% dividend yield, 148.4% volatility and a 4.8 year expected term.
(J)	The assumptions used in valuing the options were: a 0.75% risk-free rate, 11.9% dividend yield, 147.5% volatility and a 4.8 year expected term.

Preferred Stock

In March 2003, Newcastle issued 2.5 million shares ($62.5 million face amount) of its 9.75% Series B Cumulative Redeemable Preferred Stock (the “Series B Preferred”).  In October 2005, Newcastle issued 1.6 million shares ($40.0 million face amount) of its 8.05% Series C Cumulative Redeemable Preferred Stock (the “Series C Preferred”).  In March 2007, Newcastle issued 2.0 million shares ($50.0 million face amount) of its 8.375% Series D Cumulative Redeemable Preferred Stock (the “Series D Preferred”). The Series B Preferred, Series C Preferred and Series D Preferred are non-voting, have a $25 per share liquidation preference, no maturity date and no mandatory redemption.  Newcastle has the option to redeem the Series B Preferred, the Series C Preferred and the Series D Preferred, at their liquidation preference. If the Series C Preferred or Series D Preferred cease to be listed on the NYSE or the AMEX, or quoted on the NASDAQ, and Newcastle is not subject to the reporting requirements of the Exchange Act, Newcastle has the option to redeem the Series C Preferred or Series D Preferred, as applicable, at their liquidation preference and, during such time any shares of Series C Preferred or Series D Preferred are outstanding, the dividend will increase to 9.05% or 9.375% per annum, respectively.

In connection with the issuance of the Series B Preferred, Series C Preferred and Series D Preferred, Newcastle incurred approximately $2.4 million, $1.5 million, and $1.8 million of costs, respectively, which were netted against the proceeds of such offerings.  If any series of preferred stock were redeemed, the related costs would be recorded as an adjustment to income available for common stockholders at that time.

In March 2010, Newcastle settled its offer to exchange (the “Exchange Offer”) shares of its common stock and cash for shares of its preferred stock. In the aggregate, Newcastle issued 9,091,668 shares of its common stock (approximately 17.2% of Newcastle’s outstanding shares of common stock prior to the issuance of shares in the Exchange Offer). A total of 2,881,694 shares of common stock were issued in exchange for 1,152,679 shares of Series B Preferred Stock, a total of 2,759,989 shares of common stock were issued in exchange for 1,104,000 shares of Series C Preferred Stock, and a total of 3,449,985 shares of common stock were issued in exchange for 1,380,000 shares of Series D Preferred Stock. The shares of Preferred Stock acquired by Newcastle in the Exchange Offer were retired upon receipt. After settlement of the Exchange Offer, 1,347,321 shares of Series B Preferred Stock, 496,000 shares of Series C Preferred Stock and 620,000 shares of Series D Preferred Stock remain outstanding for trading on the New York Stock Exchange.

The $43.0 million excess of the $87.5 million carrying value of the exchanged preferred stock over the $44.5 million fair value of consideration paid (which included $28.5 million of common stock and $16.0 million of cash) was recorded as an increase to Net Income (Loss) Applicable to Common Stockholders.

As of January 31, 2013, Newcastle had paid all current and accrued dividends on its preferred stock.